Shareholder Report, Holdings (Details)	Dec. 31, 2025
TappAlpha SPY Growth & Daily Income ETF | SPDR® S&P 500® ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.47%
TappAlpha SPY Growth & Daily Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.47%
TappAlpha Innovation 100 Growth & Daily Income ETF | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.58%
TappAlpha Innovation 100 Growth & Daily Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.58%